Filed Pursuant to Rule 497(e)
1933 Act File No. 333-179562
1940 Act File No. 811-22668

The Acquirers Fund (ZIG)
(the “Fund”)

October 25, 2021

Supplement to the Prospectus and Statement of Additional Information (“SAI”),
each dated August 31, 2021

THIS SUPPLEMENT CONTAINS IMPORTANT INFORMATION ABOUT CHANGES TO THE FUND’S OBJECTIVE, FEES AND EXPENSES, AND INVESTMENT POLICIES AS DESCRIBED BELOW.

Changes to the Fund’s Investment Objective
Effective December 7, 2021, the Fund’s investment objective will change as follows:

Current	New (effective December 7, 2021)
The Fund seeks to track the price and total return performance, before fees and expenses, of the Acquirer’s Index.	The Fund seeks capital appreciation.
As a result of the change to the Fund’s investment objective, the Fund will no longer track an underlying index. Please see the section entitled “Changes to the Fund’s Principal Investment Strategy” below for additional information on changes to the Fund’s strategy.
Changes to the Fees and Expenses of the Fund
Effective December 7, 2021, the summary sections entitled “Fees and Expenses of the Fund” and “Expense Example” on page 3 of the Prospectus will be replaced with the following:
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.89%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses[1]	0.89%

1 Restated to reflect current fees and expenses.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year:	$91	3 Years:	$284	5 Years:	$493	10 Years:	$1,096

Changes to the Fund’s Principal Investment Strategy
Effective December 7, 2021, the summary section entitled “Principal Investment Strategy” beginning on page 3 of the Prospectus will be replaced with the following:
Principal Investment Strategy
The Fund is an actively managed exchange-traded fund (“ETF”) and seeks to achieve its investment objective by investing in equity securities of U.S.-listed companies that Acquirers Funds, LLC, the Fund’s investment adviser (“Acquirers” or the “Adviser”), believes to be undervalued, but fundamentally strong. The Adviser typically selects approximately 30 stocks from the largest 25% of all stocks (equivalent to a market capitalization greater than approximately $2 billion).
The Adviser identifies potentially undervalued stocks by using The Acquirer’s Multiple®, which is a valuation metric developed and published in 2014 by Tobias Carlisle, Managing Member of Acquirers. The initial universe of stocks is then valued holistically—assets, earnings, and cash flows are examined—to understand the economic reality of each stock. Each stock is then ranked on the basis of such valuation.
Potential holdings are further evaluated using statistical measures of fraud, earnings manipulation, and financial distress. Each potential holding is then examined for a margin of safety in three ways: (a) a wide discount to a conservative valuation, (b) a strong, liquid balance sheet, and (c) a robust business capable of generating free cash flows. Finally, a forensic-accounting due diligence review of each of the remaining potential components’ financial statements, particularly the notes and management’s discussion and analysis, is undertaken by the Adviser.
The Fund may invest in companies in any economic sector and may frequently and actively purchase and sell securities.
The Fund is classified as non-diversified and therefore may invest a larger percentage of its assets in the securities of a single company than diversified funds.
Changes to the Fund’s Principal Investment Risks
Also effective December 7, 2021, the following changes will apply to the sections entitled “Principal Investment Risks” on pages 4–5 of the Prospectus and “Additional Information about the Fund—Additional Information About the Fund’s Principal Risks” on pages 6–8 of the Prospectus:
•The following risks are deleted: Associated Risks of Short Selling, Concentration Risk, Index Provider Risk, Passive Investment Risk, Portfolio Turnover Risk, Financial Sector Risk, and Tracking Error Risk.
•The following paragraphs are added or revised:
◦High Portfolio Turnover Risk. The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to specific securities. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect..
◦Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.
◦Models and Data Risk. The Fund relies heavily on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the Models and Data been correct and complete. Specifically, the Fund relies on The Acquirer’s Multiple® Model to implement its principal investment strategies. As a result, to the extent such model does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented and the Fund may lose value.
Changes to Additional Information about the Fund
Effective December 7, 2021, the section entitled “Additional Information about the Fund—Additional Information about the Index” on page 8 of the Prospectus is deleted.

Addition to the Fund’s Investment Restrictions
Effective December 7, 2021, the following paragraph is added to the section entitled “Investment Restrictions” on page 8 of the SAI:
For the purposes of the Fund’s fundamental restriction #1, the Index is a reference to the Fund’s underlying index prior to December 7, 2021, on which date the Fund changed from being index-based to actively-managed. The Fund no longer tracks the Index; as a result, the Fund will not concentrate its investments to the extent of the Index.
Please retain this Supplement with your Prospectus and SAI for future reference.

The Acquirers Fund (ZIG)
(the “Fund”)

October 25, 2021

Supplement to the
Summary Prospectus dated August 31, 2021

THIS SUPPLEMENT CONTAINS IMPORTANT INFORMATION ABOUT CHANGES TO THE FUND’S OBJECTIVE, FEES AND EXPENSES, AND INVESTMENT POLICIES AS DESCRIBED BELOW.

Changes to the Fund’s Investment Objective
Effective December 7, 2021, the Fund’s investment objective will change as follows:

Current	New (effective December 7, 2021)
The Fund seeks to track the price and total return performance, before fees and expenses, of the Acquirer’s Index.	The Fund seeks capital appreciation.
As a result of the change to the Fund’s investment objective, the Fund will no longer track an underlying index. Please see the section entitled “Changes to the Fund’s Principal Investment Strategy” below for additional information on changes to the Fund’s strategy.
Changes to the Fees and Expenses of the Fund
Effective December 7, 2021, the summary sections entitled “Fees and Expenses of the Fund” and “Expense Example” on page 1 of the Summary Prospectus will be replaced with the following:
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.89%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses[1]	0.89%

1 Restated to reflect current fees and expenses.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year:	$91	3 Years:	$284	5 Years:	$493	10 Years:	$1,096
1

Changes to the Fund’s Principal Investment Strategy
Effective December 7, 2021, the summary section entitled “Principal Investment Strategy” beginning on page 1 of the Summary Prospectus will be replaced with the following:
Principal Investment Strategy
The Fund is an actively managed exchange-traded fund (“ETF”) and seeks to achieve its investment objective by investing in equity securities of U.S.-listed companies that Acquirers Funds, LLC, the Fund’s investment adviser (“Acquirers” or the “Adviser”), believes to be undervalued, but fundamentally strong. The Adviser typically selects approximately 30 stocks from the largest 25% of all stocks (equivalent to a market capitalization greater than approximately $2 billion).
The Adviser identifies potentially undervalued stocks by using The Acquirer’s Multiple®, which is a valuation metric developed and published in 2014 by Tobias Carlisle, Managing Member of Acquirers. The initial universe of stocks is then valued holistically—assets, earnings, and cash flows are examined—to understand the economic reality of each stock. Each stock is then ranked on the basis of such valuation.
Potential holdings are further evaluated using statistical measures of fraud, earnings manipulation, and financial distress. Each potential holding is then examined for a margin of safety in three ways: (a) a wide discount to a conservative valuation, (b) a strong, liquid balance sheet, and (c) a robust business capable of generating free cash flows. Finally, a forensic-accounting due diligence review of each of the remaining potential components’ financial statements, particularly the notes and management’s discussion and analysis, is undertaken by the Adviser.
The Fund may invest in companies in any economic sector and may frequently and actively purchase and sell securities.
The Fund is classified as non-diversified and therefore may invest a larger percentage of its assets in the securities of a single company than diversified funds.
Changes to the Fund’s Principal Investment Risks
Also effective December 7, 2021, the following changes will apply to the section entitled “Principal Investment Risks” on pages 3–4 of the Summary Prospectus:
•The following risks are deleted: Associated Risks of Short Selling, Concentration Risk, Index Provider Risk, Passive Investment Risk, Portfolio Turnover Risk, Financial Sector Risk, and Tracking Error Risk.
•The following paragraphs are added or revised:
◦High Portfolio Turnover Risk. The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to specific securities. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect..
◦Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.
◦Models and Data Risk. The Fund relies heavily on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the Models and Data been correct and complete. Specifically, the Fund relies on The Acquirer’s Multiple® Model to implement its principal investment strategies. As a result, to the extent such model does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented and the Fund may lose value.

Please retain this Supplement with your Summary Prospectus for future reference.
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